Property, Plant, and Equipment - Depreciation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing Operations
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,532	$ 750	$ 889
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	943	160	188
General and Administrative Expense
Property, Plant and Equipment [Line Items]
Depreciation	153	147	701
Research and Development Expense
Property, Plant and Equipment [Line Items]
Depreciation	198	199	0
Selling and Marketing Expense
Property, Plant and Equipment [Line Items]
Depreciation	$ 238	$ 244	$ 0